UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  17 Hulfish Street
          Princeton, NJ


13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operation Analyst
Phone:  (609) 688-3515


Signature, Place and Date of Signing:

/s/ Jill Peer Weiner                Princeton, NJ            November 6, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       55

Form 13F Information Table Value Total:  $569,750
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE
                                                 Candlewood Capital Partners, LLC
                                                            30-Sep-02

COLUMN 1                              COLUMN  2     COLUMN 3     COLUMN 4 COLUMN 5             COLUMN 6   COLUMN 7    COLUMN 8

                                       TITLE OF                  VALUE    SHRS OR    SH/ PUT/  INVSTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                         CLASS        CUSIP        (X$1000) PRN AMT    PRN CALL  DISCRETN   MGRS.   SOLE  SHARED NONE
--------------                         -----        -----        ----------------    ---- ---- ---------  -----   ----- ------ ---

ABITIBI-CONSOLIDATED INC   CMN         Common Stock  003924107     5,416     800,000  SH       Sole                800,000  0  0
ACME COMMUNICATIONS INC                Common Stock  004631107     5,231     670,700  SH       Sole                670,700  0  0
AIRGAS INC                             Common Stock  009363102     8,236     627,300  SH       Sole                627,300  0  0
ALCON INC    CMN                       Common Stock  H01301102    21,595     557,300  SH       Sole                557,300  0  0
ARTISOFT INC                           Common Stock  04314L106       534     808,700  SH       Sole                808,700  0  0
AT&T CORP. - W/I   (WHEN ISSUE)        Common Stock  001957109W    6,463   1,185,900  SH       Sole              1,185,900  0  0
AVENUE A INC  CMN                      Common Stock  053566105     5,714   2,285,600  SH       Sole              2,285,600  0  0
BANK ONE CORP (NEW)     CMN            Common Stock  06423A103    13,958     373,200  SH       Sole                373,200  0  0
BARNESANDNOBLE.COM INC.                Cl A          067846105     1,349   2,753,300  SH       Sole              2,753,300  0  0
   CLASS A COMMON STOCK
BINDVIEW DEVELOPMENT CORP              Common Stock  090327107     1,385   1,648,500  SH       Sole              1,648,500  0  0
BKF CAP GROUP INC  CMN                 Common Stock  05548G102     6,086     288,700  SH       Sole                288,700  0  0
BLOCKBUSTER INC   CLASS A              Cl A          093679108    13,005     524,400  SH       Sole                524,400  0  0
    COMMON STOCK
BOWATER INC     CMN                    Common Stock  102183100     8,490     240,500  SH       Sole                240,500  0  0
BRISTOL MYERS SQUIBB CO   CMN          Common Stock  110122108     4,472     187,900  SH       Sole                187,900  0  0
CALPINE CORPORATION   CMN              Common Stock  131347106     3,138   1,270,600  SH       Sole              1,270,600  0  0
CHEVRONTEXACO CORP   CMN               Common Stock  166764100     8,871     128,100  SH       Sole                128,100  0  0
COACH INC  CMN                         Common Stock  189754104    15,212     594,200  SH       Sole                594,200  0  0
COOPER TIRE & RUBBER CO.               Common Stock  216831107     9,113     564,600  SH       Sole                564,600  0  0
COTT CORPORATION QUE  CMN              Common Stock  22163N106     9,580     632,350  SH       Sole                632,350  0  0
DELL COMPUTER CORPORATION  CMN         Common Stock  247025109    16,654     708,400  SH       Sole                708,400  0  0
DISNEY WALT CO (HOLDING CO)   CMN      Common Stock  254687106     3,979     262,800  SH       Sole                262,800  0  0
DRS TECHNOLOGIES, INC. CMN             Common Stock  23330X100    39,325   1,056,545  SH       Sole              1,056,545  0  0
EQUITY OFFICE PROPERTIES TRUST         Common Stock  294741103     9,600     371,800  SH       Sole                371,800  0  0
EXXON MOBIL CORPORATION  CMN           Common Stock  30231G102     8,543     267,800  SH       Sole                267,800  0  0
FLEET BOSTON FINANCIAL CORP   (NEW)    Common Stock  339030108     7,050     346,800  SH       Sole                346,800  0  0
GANNETT CO.INC.                        Common Stock  364730101     5,031      69,700  SH       Sole                 69,700  0  0
GENERAL GROWTH PROPERTIES INC          Common Stock  370021107     8,976     174,300  SH       Sole                174,300  0  0
HERSHEY FOODS CORP.                    Common Stock  427866108    23,781     383,250  SH       Sole                383,250  0  0
HOLLYWOOD ENTERTAINMENT CORP  CMN      Common Stock  436141105    20,983   1,445,100  SH       Sole              1,445,100  0  0
JOHNSON CONTROLS INC                   Common Stock  478366107     4,325      56,300  SH       Sole                 56,300  0  0
JOURNAL REGISTER CO                    Common Stock  481138105    19,202   1,018,700  SH       Sole              1,018,700  0  0
KEYCORP      CMN                       Common Stock  493267108     8,065     323,000  SH       Sole                323,000  0  0
LEAR CORPORATION                       Common Stock  521865105    14,902     357,800  SH       Sole                357,800  0  0
LEVEL 3 COMMUNICATIONS INC    CMN      Common Stock  52729N100     4,601   1,182,900  SH       Sole              1,182,900  0  0
MACK-CALI REALTY CORP                  Common Stock  554489104    11,503     358,000  SH       Sole                358,000  0  0
MBIA INC                               Common Stock  55262C100     9,636     241,199  SH       Sole                241,199  0  0
MC CLATCHY COMPANY (HLDG CO)           Cl A          579489105    25,245     414,200  SH       Sole                414,200  0  0
     CLASS A COMMON STOCK
MICROSOFT CORPORATION  CMN             Common Stock  594918104    13,363     305,500  SH       Sole                305,500  0  0
MODEM MEDIA INC  CMN                   Common Stock  607533106     3,488   1,585,500  SH       Sole              1,585,500  0  0
MONSANTO COMPANY  CMN                  Common Stock  61166W101     8,624     564,000  SH       Sole                564,000  0  0
NAPRO BIOTHERAPEUTICS INC              Common Stock  630795102       986     880,600  SH       Sole                880,600  0  0
OLIN CORP NEW $1 PAR  CMN              Common Stock  680665205    10,049     613,500  SH       Sole                613,500  0  0
OSHKOSH TRUCK CORPORATION  CMN         Common Stock  688239201    21,872     387,800  SH       Sole                387,800  0  0
PHILIP MORRIS COMPANIES INC CMN        Common Stock  718154107    12,447     320,800  SH       Sole                320,800  0  0
ROCKWELL AUTOMATION INC  CMN           Common Stock  773903109     8,584     527,600  SH       Sole                527,600  0  0
SINCLAIR BROADCAST GROUP INC           Cl A          829226109    38,762   2,829,350  SH       Sole              2,829,350  0  0
     CMN CLASSA
SONICWALL INC   CMN                    Common Stock  835470105     3,462   1,258,755  SH       Sole              1,258,755  0  0
SPEEDFAM-IPEC INC                      Common Stock  847705100     7,504   2,022,685  SH       Sole              2,022,685  0  0
ST. JOE COMPANY                        Common Stock  790148100     9,447     342,300  SH       Sole                342,300  0  0
STONE CONTAINER CORP   CMN             Common Stock  832727101     5,170     411,311  SH       Sole                411,311  0  0
US SEARCH.COM INC                      Common Stock  903404101     2,787   6,797,471  SH       Sole              6,797,471  0  0
VERIDIAN CORPORATION   CMN             Common Stock  92342R203     7,287     291,700  SH       Sole                291,700  0  0
VIACOM INC CL-B COMMON                 Cl B          925524308    13,872     342,100  SH       Sole                342,100  0  0
     CMN CLASSB
WELLS FARGO & CO (NEW) CMN             Common Stock  949746101     9,382     194,800  SH       Sole                194,800  0  0
WILLIAMS COMPANIES INC. (THE) CMN      Common Stock  969457100     3,414   1,510,700  SH       Sole              1,510,700  0  0
                                                                 569,750



03180.0001 #360002